Acquisitions -Summary of Fair Values of Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Jun. 01, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Assets:
Property, plant and equipment		¥ 1,510,132	¥ 2,686,055	¥ 2,590,951
All other assets		4,043,908	4,321,724
Total assets		192,175,566	191,150,981
Liabilities:
Borrowings		10,652,481	12,245,943
All other liabilities		6,882,740	7,461,101
Total liabilities		179,679,767	179,263,698
Goodwill		¥ (273,725)	¥ (426,455)	¥ (460,787)
American Railcar Leasing LLC [member]
Assets:
Property, plant and equipment	¥ 304,257
All other assets	15,719
Total assets	319,976
Liabilities:
Borrowings	147,523
All other liabilities	1,947
Total liabilities	149,470
Net assets acquired	170,506
Goodwill	0
Consideration	170,506
Consideration:
Cash	170,506
Total	170,506
Acquisition related costs recognized as an expense in "General and administrative expenses" in the consolidated income statement	¥ 1,264